Related Party Transactions	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
Tokyo Lifestyle Limited	An entity controlled by Mr. Kanayama
Seihinkokusai Co., Ltd. (“Seihinkokusai”)	An entity of which Mr. Kanayama’s wife is a corporate auditor
Takuetsu Kokusai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife
YST (HK) Limited	An entity controlled by Mr. Kanayama, which was subsequently dissolved on January 14, 2022
Shintai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife
Shenzhen Qingzhiliangpin Network Technology Co., Ltd. (“Qingzhiliangpin”)	A subsidiary of YST (HK) Limited before October 2021, which became a subsidiary of Tokyo Lifestyle Limited in October 2021
Palpito	An equity investment entity of the Company

a.	Accounts receivable, net - related parties

Accounts receivable, net - related parties consisted of the following:

	March 31, 2022	March 31, 2021
Name
Tokyo Lifestyle Limited	$6,305,332	$3,496,659
Seihinkokusai	345	2,411
Shintai Co., Ltd.	250	-
Subtotal	6,305,927	3,499,070
Less: allowance for doubtful accounts	-	-
Total accounts receivable, net - related parties	$6,305,927	$3,499,070

b.	Due from related parties

Due from related parties consisted of the following:

	March 31, 2022	March 31, 2021
Name
Palpito	$1,717	$-
Seihinkokusai (1)	691,278	632,380
Total due from related parties	$692,995	$632,380

(1)	The Company rents a storefront from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥50 million ($410,400) as a rental security deposit to this related party. The Company also rents an office space from Seihinkokusai. Pursuant to the rent agreement, the Company paid ¥14 million ($114,912) as a rental security deposit to this related party. In addition, the Company obtained the operating rights of Seihinkokusai’s online stores on domestic e-commerce marketplaces and use them as the Company’s own online stores to sell its products. Pursuant to an EC Site Operation Business Assignment Agreement dated January 31, 2020, the Company paid ¥20 million ($164,160) as an operating security deposit to Seihinkokusai; the Company also needs to pay transaction commission of 1% based on its sales amount and the transaction commission was immaterial during the years ended March 31, 2022 and 2021. The agreement is valid for one year, and is automatically renewed yearly unless the parties indicate otherwise in writing. The amount due from Seihinkokusai will be collected back when the agreement expires or is terminated.

The Company recorded these amounts as due from related parties in the consolidated financial statements.

c.	Accounts payable - related parties

Related parties consisted of the following:

	March 31, 2022	March 31, 2021
Name
Seihinkokusai	$34,043	$46,750
Palpito	98,004	8,504
Qingzhiliangpin	-	7,757
Total accounts payable - related parties	$132,047	$63,011

d.	Due to related parties

Due to related parties consisted of the following:

	March 31, 2022	March 31, 2021
Name
Mr. Mei Kanayama	$29,921	$13,924
YST (HK) Limited	-	69,159
Qingzhiliangpin	-	152,691
Seihinkokusai	23,444	-
Total due to related parties	$53,365	$235,774

e.	Sales to related parties

	For the Years Ended March 31,
	2022	2021	2020

Tokyo Lifestyle Limited	$22,047,156	$22,766,429	$4,263,196
Seihinkokusai	22,092	8,246	19,554
Shintai Co., Ltd.	1,347	657	59,807
Palpito	52,214	-	-
Takuetsu Kokusai Co., Ltd.	6,507	-	-
Total revenue from related parties	$22,129,316	$22,775,332	$4,342,557

f.	Purchase from related parties

	For the Years Ended March 31,
	2022	2021	2020

Seihinkokusai	$401,341	$667,156	$492,202
Palpito	122,520	37,677	-
Qingzhiliangpin	79,653	8,100	-
Tokyo Lifestyle Limited	879	26,491	-
YST (HK) Limited	13,885	-	-
Total purchase from related parties	$618,278	$739,424	$492,202

g.	Other related party transactions

Mr. Kanayama provided guarantees in connection with certain loans the Company borrowed (see Note 9).